CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Allowance for credit losses	¥ 92,695	$ 14,545	¥ 100,020
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	1,353,894	212,455	1,572,317
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	264,281	41,471	252,774
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	184,078	28,886	140,741
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 7,947	$ 1,247	¥ 22,141
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	487,234,522	487,234,522	482,113,756
Ordinary shares, shares outstanding	487,234,522	487,234,522	482,113,756
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,465,244	957,465,244	957,465,244
Ordinary shares, shares outstanding	945,496,827	945,496,827	945,496,827